Goodwill and Intangible Assets - Summary of Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Amortization Expenses Recognized [Line Items]
Amortization expense	$ 5,279	$ 5,722	$ 11,412	$ 11,295	$ 11,387
Scenario, Adjustment [Member]
Schedule Of Amortization Expenses Recognized [Line Items]
Amortization expense			$ 18,622	$ 18,115	$ 13,429